NOTE PAYABLE (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 05, 2021	Apr. 16, 2020	Mar. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Debt instrument, interest rate								3.00%
Repayment of debt						$ 25,000	$ 30,000	$ 40,000	$ 20,000
Forgiven percentage	100.00%
Gain on debt extinguishment	$ 90,100					90,100
First Six Months [Member]
Short-term Debt [Line Items]
Repayment of debt						1,000		1,000
Seven and Eight Months [Member]
Short-term Debt [Line Items]
Repayment of debt						2,000		2,000
Nine Through Twenty Three Months [Member]
Short-term Debt [Line Items]
Repayment of debt						5,000		5,000
24th Month [Member]
Short-term Debt [Line Items]
Notes payable				$ 180,224		$ 180,224		$ 180,224
Unsecured Promissory Note [Member] | Notre Dame [Member]
Short-term Debt [Line Items]
Notes payable			$ 265,244
Debt instrument, interest rate			10.00%
Debt instrument term, description			twenty four months
Huntington National Bank [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate		1.00%
Loan		$ 90,100
Debt instrument maturity date		Apr. 16, 2022